OPERATING LEASE COMMITMENTS - Schedule of Future Minimum Rental Payments of Operating Leases (Details) $ in Thousands	Oct. 28, 2018 USD ($)
Leases [Abstract]
2019	$ 13,951
2020	8,223
2021	6,202
2022	5,001
2023	3,928
Thereafter	$ 7,693